SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory balances
Finished Goods		$ 117,972	$ 386,564
Total	$ 109,802	$ 117,972	$ 386,564